Interest in joint venture (Tables)	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Schedule of movement in interest in joint venture	The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of June 30, 2023 and 2022, respectively.

(in KUSD)
Interest in joint venture
January 1, 2023	31,152
Share of comprehensive loss in joint venture	(2,830)
June 30, 2023	28,322

January 1, 2022	41,236
Share of comprehensive loss in joint venture	(4,419)
June 30, 2022	36,817

Summary of financial information in join venture
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	June 30, 2023	December 31, 2022
Cash and cash equivalents	11,033	19,261
Prepaid and other current assets	218	2
Intangible assets	49,249	49,249
Total liabilities	(2,493)	(3,062)
Net assets	58,007	65,450

Summarized Statement of Comprehensive Loss	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Loss from operations	3,021	4,576	5,528	9,367
Other expense (income)	(1,457)	(662)	(1,183)	(704)
Other comprehensive loss (income)	908	—	1,431	—
Total comprehensive loss	2,472	3,914	5,776	8,663